(LOSS) INCOME PER CLASS A and CLASS B ORDINARY SHARE - Class A and Class B (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 $ / shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 $ / shares
(LOSS) INCOME PER CLASS A and CLASS B ORDINARY SHARE
Allocation of net loss available to GDS Holdings Limited ordinary shareholders | ¥	¥ 895,338		¥ 3,348,859		¥ (4,343,678)
Allocation of net loss available to GDS Holdings Limited ordinary shareholders | ¥	¥ 912,066		¥ 3,348,859		¥ (4,343,678)
Weighted average number of ordinary share outstanding, basic | shares	1,520,535,019		1,475,079,754		1,468,187,956
Weighted average number of ordinary share outstanding, diluted | shares	1,644,556,988		1,475,079,754		1,468,187,956
Total - Basic (in CNY per share) | ¥ / shares	¥ 0.59		¥ 2.27		¥ (2.96)
Total - Diluted (in CNY per share) | ¥ / shares	¥ 0.55		¥ 2.27		¥ (2.96)
Class A
(LOSS) INCOME PER CLASS A and CLASS B ORDINARY SHARE
Allocation of net loss available to GDS Holdings Limited ordinary shareholders | ¥	¥ 869,671		¥ 3,249,896		¥ (4,194,323)
Allocation of net loss available to GDS Holdings Limited ordinary shareholders | ¥	¥ 887,891		¥ 3,249,896		¥ (4,194,323)
Weighted average number of ordinary share outstanding, basic | shares	1,476,944,683		1,431,489,418		1,417,704,951
Weighted average number of ordinary share outstanding, diluted | shares	1,600,966,652		1,431,489,418		1,417,704,951
Total - Basic (in CNY per share) | $ / shares		$ 0.59		$ 2.27		$ (2.96)
Total - Diluted (in CNY per share) | $ / shares		0.55		2.27		(2.96)
Class B
(LOSS) INCOME PER CLASS A and CLASS B ORDINARY SHARE
Allocation of net loss available to GDS Holdings Limited ordinary shareholders | ¥	¥ 25,667		¥ 98,963		¥ (149,355)
Allocation of net loss available to GDS Holdings Limited ordinary shareholders | ¥	¥ 24,175		¥ 98,963		¥ (149,355)
Weighted average number of ordinary share outstanding, basic | shares	43,590,336		43,590,336		50,483,004
Weighted average number of ordinary share outstanding, diluted | shares	43,590,336		43,590,336		50,483,004
Total - Basic (in CNY per share) | $ / shares		0.59		2.27		(2.96)
Total - Diluted (in CNY per share) | $ / shares		$ 0.55		$ 2.27		$ (2.96)